Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Operating activities
Net loss for the year	$ (7,372,225)	$ (14,964,941)	$ (8,650,763)
Non-cash items:
Depreciation - right-of-use asset	72,450	6,037	0
Foreign exchange	45,348	(258,824)	(223,787)
Shares recorded as consulting fees	0	27,250	0
Shares recorded as research and development	0	0	368,550
Share-based compensation	1,152,131	875,056	880,615
Interest on lease liability	19,750	2,173	0
Impairment of intangible assets	0	2,000	0
Changes in non-cash operating working capital items:
Sales tax receivable	77,537	(4,372)	(110,146)
Other receivables	41,261	(41,261)
Prepaids	136,737	3,778	(89,920)
Accounts payable and accrued liabilities	(1,197,254)	765,988	506,150
Net cash used in operating activities	(7,024,265)	(13,587,116)	(7,319,301)
Financing activities
Private placement proceeds	1,217,500	4,034,884	27,744,826
Finder's fees	0	(539,329)	(1,516,317)
Share issue costs	(26,976)	(260,650)	(290,309)
Pre-funded warrant proceeds	831,834	0	0
Special warrant proceeds	0	0	22,875
Refund of special warrant proceeds	0	0	(2,875)
Warrant exercise proceeds	253,440	1,653,170	97,400
Compensation warrant exercise proceeds	0	315,277	0
Principal portion of lease liability	(86,112)	(7,162)	0
Net cash from financing activities	2,189,686	5,196,190	26,055,600
Change in cash and cash equivalents	(4,834,579)	(8,390,926)	18,736,299
Effect of foreign exchange on cash	(45,348)	258,824	223,787
Cash and cash equivalents, beginning of year	11,627,913	19,760,015	799,929
Cash and cash equivalents, end of year	6,747,986	11,627,913	19,760,015
SUPPLEMENTARY INFORMATION
Debt settlement by issuing shares	0	0	18,500
Fair value ascribed by brokers' warrants issued	0	0	521,000
Fair value of RSUs exercised	232,500	0	0
Fair value of options issued as finders' fees	$ 0	$ 39,355	$ 2,140